Corporate Bonds Issuance - Summary of Corporate Bond Liabilities (Parenthetical) (Detail) - USD ($)	Oct. 31, 2023	May 02, 2022	Nov. 04, 2016	Dec. 31, 2023
Disclosure of external credit grades [line items]
Corporate bond fixed rate			6.643%
Subordinated Resettable – Class A
Disclosure of external credit grades [line items]
Corporate bond fixed rate			6.75%
Corporate bond face value			$ 400,000,000
Corporate bonds benchmark reset rate			5.463
Non-subordinated – Class E
Disclosure of external credit grades [line items]
Debt instrument face value		$ 17,000,000
Borrowings interest rate		1.45%
Borrowings maturity		May 2, 2024
Percentage Of The Remaining Principal Amount Redeemable in Case The Bonds Are Redeemed Within Nine Months From The Date Of Issuance				102.00%
Percentage Of Principal Amount Redeemable In Case Bonds Are Redeemed During The Term After Nine Months From The Date Of Issuance Date But Before The Due Date Of Redemption				101.00%
Non-subordinated – Class F [member]
Disclosure of external credit grades [line items]
Debt instrument face value	$ 53,000,000,000
Borrowings interest rate	5.00%
Borrowings maturity	April 30, 2024
Non-subordinated – Class F [member] | Within Nine Months From The Date Of Issuance [Member]
Disclosure of external credit grades [line items]
Debt instrument redemption as a percentage of principal amount				102.00%
Non-subordinated – Class F [member] | After Expiry Of Nine Months From The Date Of Issuance And Before Maturity Date [Member]
Disclosure of external credit grades [line items]
Debt instrument redemption as a percentage of principal amount				101.00%